Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of fair value of financial assets and liabilities
	Carrying Value at June 30, 2012	Fair Value Measurement at June 30, 2012
		Level 1	Level 2	Level 3
Warrants liability	$716,648	$—	$716,648	$—

Schedule of warrants liability measured at fair value on a recurring basis

	June 30,	June 30,
	2012	2011
Beginning fair value	$5,569,047	$30,436,087
Issuance of warrants	-	325,285
Realized gain recorded in earnings	(4,852,399)	(23,135,827)
Value of warrants exercised recorded in APIC	-	(2,056,498)
Ending fair value	$716,648	$5,569,047

Schedule of estimated fair value of its warrants using Cox-Ross-Rubinstein binomial model

	June 30, 2012	June 30, 2011
Number of shares exercisable	3,906,853	3,906,853
Exercise price	$6.00-48.00	$6.00-48.00
Stock price	$2.05	$4.56
Expected term (year)	2.60-4.78	3.60-5.78
Risk-free interest rate	0.38-0.69%	1.10-2.05%
Expected volatility	75-85%	75%

Schedule of estimated useful life plant and equipment, net
Estimated Useful Life
Building and plant	20 years
Machinery and equipment	10-20 years
Other equipment	1-5 years
Transportation equipment	5-7 years